Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial securities	$ 101,664		$ 93,419
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Debt securities measured at FVOCI	35,648
Equity securities designated at FVOCI	562
Securities measured at amortized cost (1)	12,876
Securities mandatorily measured and designated at FVTPL	52,578	$ 51,931
Total financial securities	$ 101,664	$ 93,445
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
AFS debt securities			39,688
AFS equity securities			469
HTM securities			2,435
Trading and FVO securities			50,827
Total financial securities			$ 93,419